Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	Our Compensation Committee generally approves equity awards to our named executive officers and directors in connection with the commencement of employment or service, upon achievement of milestones under applicable employment agreements, or at other times determined by the Compensation Committee, and does not take material nonpublic information into account when determining the timing or terms of such awards. We do not grant equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, and do not time the public release of such information based on award grant dates. During the last completed fiscal year, we have not made awards to any named executive officer or director during the period beginning four business days before and ending one business day after the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K disclosing material nonpublic information, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation
Award Timing MNPI Considered [Flag]	false
MNPI Disclosure Timed for Compensation Value [Flag]	false